Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Schedule of financial information of geographical segments

For the year ended December 31, 2021:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Capital equipment	1,724	—	1,426	3,150
Recurring - non-capital	353	2,090	1,280	3,723
	2,077	2,090	2,706	6,873

For the year ended December 31, 2020:

	Canada	Germany	Total
	$	$	$

Revenue
Capital equipment	4,031	550	4,581
Recurring - non-capital	2,454	269	2,723
	6,485	819	7,304

Other financial information by segment as at December 31, 2021:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	81,529	2,068	1,445	81	1,652	86,775
Goodwill and intangible assets	4,124	—	—	—	—	4,124
Property and equipment	490	298	—	—	—	788
Right-of-use assets	1,106	—	—	10	—	1,116
Amortization of intangible assets	1,029	—	—	—	—	1,029
Depreciation of property and equipment	408	110	—	—	—	518
Depreciation of right-of-use assets	234	—	—	8	90	332

Other financial information by segment as at December 31, 2020:

	Canada	USA	Germany	Finland	Total
	$	$	$	$	$

Total assets	98,890	456	1,682	3,573	104,601
Goodwill and intangible assets	4,576	—	—	—	4,576
Property and equipment	859	—	—	—	859
Right-of-use assets	1,325	—	—	99	1,424
Amortization of intangible assets	881	—	—	—	881
Depreciation of property and equipment	236	—	—	116	352
Depreciation of right-of-use assets	212	—	—	93	305